EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
(10)	EARNINGS PER SHARE

Basic earnings per share is computed by dividing income available to common stockholders by the weighted-average number of shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if common stock equivalents are exercised as well as the impact of restricted stock awards expected to vest, which combined would then share in the earnings of the Company.

The difference between basic and diluted weighted-average shares results from the assumed exercise of outstanding stock options and vesting of restricted stock awards, calculated using the treasury stock method. The following table presents the number of incremental weighted-average shares used in computing diluted per share amounts:

	Three months ended November 30,
	2014	2013
	(In thousands)
Weighted-average shares outstanding:
Basic	29,017	29,017
Incremental shares from equity awards	451	188

Diluted	29,468	29,205

NOTE 11 — EARNINGS PER SHARE

Basic earnings per share is computed by dividing income available to common stockholders by the weighted-average number of shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if common stock equivalents are exercised as well as the impact of restricted stock awards expected to vest, which combined would then share in the earnings of the Company.

The difference between basic and diluted weighted-average shares results from the assumed exercise of outstanding stock options and vesting of restricted stock awards, calculated using the treasury stock method. The following table presents the number of incremental weighted-average shares used in computing diluted per share amounts:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Weighted-average shares outstanding:
Basic	29,061	29,260	29,389
Incremental shares from equity awards	301	77	160

Diluted	29,362	29,337	29,549

During fiscal year 2014, there were no anti-dilutive shares related to share-based incentive compensation plans that were excluded from diluted weighted-average shares outstanding. In fiscal years 2013 and 2012, there were 21,000, and 36,000, respectively, of equivalent shares related to share-based incentive compensation plans that were excluded from diluted weighted-average shares outstanding because inclusion of these shares would have been anti-dilutive.

The Company’s Amended and Restated Certificate of Incorporation authorizes 1,000,000 shares of special stock. The Board of Directors may designate these shares of special stock with special designations, preferences and relative, participating, optional or other special rights, and qualifications, limitations or restrictions prior to issuance. As of August 31, 2014, no shares of special stock were issued and outstanding.